Long-Term Debt and Other Financial Liabilities, Annual Principal Payments (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Annual Principal Payments [Abstract]
2026	$ 6,706
2027	6,706
2028	12,619
2029	14,036
Thereafter	10,368
Total	$ 50,435	$ 80,465